                                 JPMORGAN SELECT
                             GROWTH AND INCOME FUND
                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                 APRIL 30, 2001

JPMorgan SELECT GROWTH AND INCOME FUND


LETTER TO THE SHAREHOLDERS

June 4, 2001

Dear Shareholder:

We are pleased to present this interim report for the JPMorgan Select Growth and Income Fund for the six months ended April 30, 2001. As you are aware, a historic merger was completed on December 31, 2000 between J.P. Morgan and Chase Manhattan, creating J.P. Morgan Chase & Co. In an effort to give a common name to the mutual funds that draw upon the outstanding resources of the combined entity, your Fund's Trustees approved to rename your Funds on February 28, 2001 as the JPMorgan Funds. Please be assured of our commitment to you, and know that the investment objectives and account privileges of your Fund will remain unchanged.

HISTORIC CORRECTION IN TECHNOLOGY STOCKS
In the six months under review, technology stocks experienced an extraordinary correction. In September of last year, investors still expected the world's leading hi-tech companies to grow at rapid rates. There were even indications that buoyant economic growth might trigger a rise in U.S. interest rates. By the end of April 2001, however, technology stocks had crashed and the Federal Reserve Board had cut rates by 200 basis points in a bid to avoid recession.

While technology stocks had first come under pressure a year ago, it was not until the end of 2000 that corporate announcements revealed the extent of the downturn in technology spending. The effects of this were exacerbated in many cases by clumsy inventory management. As it became clear that not even the sector's blue chips like Cisco Systems, EMC, Oracle and Sun Microsystems would escape, so technology prices collapsed.

By the beginning of 2001, the technology downturn was showing signs of spreading to the wider economy. Fed Chairman Alan Greenspan reacted by cutting rates by 100 basis points in January, a further 50 basis points in March and another 50 basis points in April. Rates were reduced another 50 basis points in May, after the reporting period.

RESILIENCE IN VALUE, MID- AND SMALL-CAP STOCKS
In spite of the ferocity of the correction, however, some stocks performed relatively well. Although the late 1990s bull market had propelled large capitalization growth stocks to extremely demanding valuations, value stocks and many mid and small cap companies were much more reasonably valued. While the tech-laden NASDAQ Composite Index lost a massive 37.20%, the S&P 500/BARRA Value Index fell just 0.42% and the S&P SmallCap 600 Index actually rose 1.18%. The broad-based S&P 500 Index fell 12.06%.

OUTLOOK
Stocks rallied towards the end of the period, but this does not mean that the correction is at an end. Much depends upon the effect of the Federal Reserve's cuts in interest rates and the continued buoyancy of consumer spending. Our Funds continue to invest in attractive companies trading on reasonable valuations, but many currently have relatively defensive portfolios.

Sincerely,
George Gatch
Managing Director

JPMorgan SELECT GROWTH AND INCOME FUND
As of April 30, 2001 (Unaudited)



HOW THE FUND PERFORMED
JPMorgan Select Growth & Income Fund, which seeks total return from a combination of capital growth and current income, fell 5.92% in the six months to end April 30, 2001. This compares with a loss of 0.42% for the S&P 500/BARRA Value Index.

HOW THE FUND WAS MANAGED
Value stocks held up well in a tumultuous market environment where many large capitalization securities suffered extreme falls. Declining technology spending sparked selling of expensive growth stocks and caused a rotation into value stocks, many of which were perceived to be cheap.

Ironically, the value stocks to benefit most were the "poor quality" stocks trading on the lowest valuations. In many cases, these companies had relatively high levels of debt. Falling interest rates improved the ability of such highly leveraged companies to service debt from cash flow. The Fund benefited from the flight to value, although it underperformed its benchmark because it tends to hold "high quality" value stocks that should outperform over the long term.

The sectors that added most to performance were basic materials, consumer discretionary and consumer staples. These areas contain concentrations of value stocks. Consumer stocks, additionally, typically rise when interest rates fall. Philip Morris, the tobacco giant, was one of the Fund's leading performers. The stock rose more than 30% in the period, as the incoming Bush administration appeared to herald an abatement of the tobacco industry's legal difficulties. Target, the budget department store group, also did well, as did Chevron, the energy group, and Caterpillar, which manufactures heavy machinery. Motorcar manufacturer Ford was another strong performer. All of these stocks had traded on relatively depressed valuations for several years.

Financials was the worst performing sector for the Fund. Stocks with significant exposure to Wall Street, such as American International Group and Morgan Stanley Dean Witter, fell back. The sell-off in technology, media and telecommunications stocks also hurt the Fund. Information Technology companies like Altera, Motorola and Nortel Networks did badly, as did Telecommunications Services stock SBC Communications.

LOOKING AHEAD
The Fund will continue to invest in higher quality value stocks that should outperform in the medium to long term. In the short term, the market should return to a more normal environment, without the big performance disparities between sectors and investment styles that have been seen in recent years. Such an environment should benefit this Fund, which seeks companies with attractive fundamentals that trade on low valuation multiples.

JPMorgan SELECT GROWTH AND INCOME FUND
As of April 30, 2001 (Unaudited)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Financial                                           22.1%
Energy                                              15.4%
Consumer Cyclicals                                  14.0%
Utilities                                           13.0%
Technology                                           8.2%
Capital Goods                                        6.9%
Health Care                                          6.6%
Basic Materials                                      6.3%
Cash Equivalents & Short Term Paper                  4.1%
Consumer Staples                                     3.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CITIGROUP, INC. (6.0%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

2. EXXON MOBIL CORP. (5.9%) Operates petroleum and petrochemicals business on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

3. VERIZON COMMUNICATIONS (3.7%) Provides wireline voice and data services, wireless services, Internet services and published directory information. The Company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.

4. ROYAL DUTCH PETROLEUM CO., N.Y. REGISTERED SHARES (NETHERLANDS) (3.3%) Involved in all phases of the petroleum and petrochemicals industries from exploration to final processing, delivery and marketing.

5. CHEVRON CORP. (3.0%) Produces crude oil and natural gas. It also refines crude oil into finished petroleum products as well as markets and transports crude oil, natural gas, and petroleum products.

6.  BANK OF NEW YORK CO., INC. (2.7%)
Through its subsidiaries, the Company provides a complete range of banking and other financial services to corporations and individuals worldwide. Its services include securities servicing and cash processing, corporate banking, asset-based lending, private and retail banking, asset management and financial market services.

7. PHILIP MORRIS COMPANIES, INC. (2.6%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee, and grocery products.

8. FORD MOTOR CO. (2.5%) Designs, manufactures, and services cars and trucks. The company also provides vehicle-related financing, leasing, and insurance through Ford Motor Credit Company. In addition, Ford provides the rental of cars, trucks, and other industrial equipment through the Hertz Corporation.

9. BELLSOUTH CORP. (2.4%) Provides telecommunications services, systems, and products. The Company provides residential, business, and wholesale customers with integrated voice, video, and data services.

10. WELLS FARGO CO. (2.4%) A diversified financial services company providing banking, insurance, investments, mortgage and consumer finance. The Company operates through physical stores, the Internet and other distribution channels across North America and elsewhere internationally.

Top 10 equity holdings comprised 34.5% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMorgan SELECT GROWTH & INCOME FUND
As of April 30, 2001 (Unaudited)




AVERAGE ANNUAL TOTAL RETURNS

                               1 Year    5 Years      10 Years
----------------------------------------------------------------
Select Growth & Income         -4.30%    12.01%       13.81%
----------------------------------------------------------------




10-YEAR PERFORMANCE (4/30/91 TO 4/30/01)

[CHART]

                     JPMORGAN SELECT GROWTH AND INCOME FUND
                                    4/30/2001
                         JPMorgan Select              S&P/BARRA 500             Lipper Multi-Cap
                     Growth and Income Fund            Value Index              Value Funds Index
                  -------------------------------------------------------------------------------------
      4/30/1991             10,000.00                   10,000.00                   10,000.00
      5/31/1991             10,868.01                   10,378.00                   10,418.00
      6/30/1991             10,241.61                    9,944.20                    9,893.97
      7/31/1991             10,886.75                   10,476.21                   10,355.03
      8/31/1991             11,325.80                   10,813.55                   10,608.73
      9/30/1991             11,106.72                   10,576.73                   10,528.11
     10/31/1991             11,448.05                   10,705.77                   10,727.09
     11/30/1991             10,832.76                   10,432.77                   10,277.62
     12/31/1991             11,946.13                   11,902.75                   11,389.66
      1/31/1992             12,492.18                   11,484.96                   11,305.38
      2/29/1992             13,014.28                   11,552.72                   11,508.87
      3/31/1992             12,651.68                   11,284.70                   11,251.08
      4/30/1992             12,622.87                   11,404.32                   11,458.10
      5/31/1992             12,632.47                   11,493.27                   11,546.32
      6/30/1992             12,256.04                   11,255.36                   11,292.30
      7/31/1992             12,728.35                   11,762.98                   11,731.57
      8/31/1992             12,434.36                   11,627.70                   11,491.08
      9/30/1992             12,541.35                   11,764.91                   11,626.67
     10/31/1992             12,860.44                   11,941.62                   11,704.57
     11/30/1992             13,459.95                   12,423.46                   12,185.63
     12/31/1992             13,745.20                   12,505.09                   12,373.29
      1/31/1993             13,973.21                   12,370.66                   12,515.58
      2/28/1993             14,156.61                   12,270.45                   12,638.23
      3/31/1993             14,529.36                   12,443.83                   13,006.00
      4/30/1993             14,459.77                   11,869.80                   12,764.09
      5/31/1993             14,931.99                   12,292.37                   13,108.72
      6/30/1993             15,009.53                   12,187.63                   13,167.71
      7/31/1993             14,899.86                   11,937.06                   13,128.21
      8/31/1993             15,348.50                   12,372.76                   13,658.59
      9/30/1993             15,398.35                   12,182.96                   13,707.76
     10/31/1993             15,493.34                   12,636.05                   13,943.53
     11/30/1993             15,263.36                   12,627.20                   13,721.83
     12/31/1993             15,531.33                   12,715.09                   14,014.11
      1/31/1994             16,007.66                   12,987.44                   14,470.97
      2/28/1994             15,718.82                   12,755.36                   14,123.66
      3/31/1994             15,114.80                   12,166.44                   13,537.53
      4/30/1994             15,084.31                   12,221.56                   13,705.40
      5/31/1994             15,196.12                   12,420.40                   13,902.75
      6/30/1994             14,905.41                   12,155.47                   13,567.70
      7/31/1994             15,186.07                   12,542.87                   13,963.87
      8/31/1994             15,686.15                   13,213.03                   14,529.41
      9/30/1994             15,362.12                   13,024.22                   14,150.19
     10/31/1994             15,515.95                   13,327.81                   14,382.26
     11/30/1994             14,962.18                   12,891.20                   13,881.75
     12/31/1994             15,001.15                   13,113.70                   14,038.62
      1/31/1995             15,135.23                   13,438.92                   14,291.31
      2/28/1995             15,738.58                   13,963.44                   14,822.95
      3/31/1995             16,177.94                   14,401.47                   15,169.81
      4/30/1995             16,431.94                   14,776.20                   15,611.25
      5/31/1995             16,986.58                   15,304.74                   16,190.43
      6/30/1995             17,419.41                   15,890.15                   16,541.76
      7/31/1995             18,195.34                   16,396.89                   17,064.48
      8/31/1995             18,304.70                   16,343.60                   17,168.57
      9/30/1995             18,631.74                   17,151.46                   17,784.92
     10/31/1995             18,276.25                   17,288.33                   17,642.64
     11/30/1995             18,987.23                   17,911.05                   18,406.57
     12/31/1995             19,134.65                   18,114.17                   18,704.76
      1/31/1996             19,818.82                   18,805.22                   19,280.86
      2/29/1996             20,006.41                   18,977.10                   19,496.81
      3/31/1996             20,393.74                   18,897.78                   19,707.37
      4/30/1996             20,687.45                   19,265.34                   19,975.39
      5/31/1996             20,964.54                   19,973.53                   20,344.94
      6/30/1996             20,895.82                   20,222.40                   20,357.15
      7/31/1996             19,960.93                   19,290.15                   19,559.15
      8/31/1996             20,662.09                   19,575.64                   20,067.68
      9/30/1996             21,609.77                   20,934.39                   21,051.00
     10/31/1996             21,933.80                   21,388.66                   21,495.18
     11/30/1996             23,358.44                   22,987.25                   23,034.23
     12/31/1996             22,933.84                   22,456.02                   22,644.95
      1/31/1997             24,197.81                   24,214.32                   23,788.52
      2/28/1997             24,191.73                   24,416.76                   23,978.83
      3/31/1997             23,252.26                   23,257.45                   23,062.84
      4/30/1997             24,202.08                   25,135.25                   24,089.14
      5/31/1997             25,608.54                   26,623.26                   25,476.67
      6/30/1997             26,599.15                   27,973.06                   26,539.05
      7/31/1997             28,718.53                   30,187.69                   28,540.09
      8/31/1997             27,686.32                   28,179.30                   27,318.58
      9/30/1997             29,165.61                   29,615.60                   28,717.29
     10/31/1997             28,375.86                   28,724.47                   27,850.02
     11/30/1997             29,275.81                   30,284.21                   28,763.51
     12/31/1997             29,829.55                   30,657.91                   29,091.41
      1/31/1998             29,701.71                   31,688.02                   29,132.14
      2/28/1998             31,818.19                   33,889.70                   31,049.03
      3/31/1998             33,302.57                   35,642.82                   32,427.61
      4/30/1998             33,544.62                   35,941.50                   32,758.37
      5/31/1998             32,704.58                   35,220.52                   32,201.48
      6/30/1998             33,341.02                   37,730.33                   32,803.65
      7/31/1998             32,327.66                   37,708.82                   32,236.14
      8/31/1998             27,403.58                   32,802.91                   27,835.91
      9/30/1998             29,326.83                   34,997.75                   29,174.82
     10/31/1998             31,137.39                   37,932.31                   31,511.72
     11/30/1998             32,046.25                   40,501.85                   33,118.82
     12/31/1998             34,257.57                   43,582.42                   34,397.20
      1/31/1999             34,580.42                   46,243.99                   34,968.20
      2/28/1999             33,152.72                   44,429.84                   34,167.43
      3/31/1999             34,304.20                   46,582.02                   35,206.11
      4/30/1999             36,281.91                   46,491.65                   37,279.75
      5/31/1999             35,965.48                   45,136.42                   36,642.27
      6/30/1999             37,183.03                   48,366.84                   38,258.20
      7/31/1999             35,834.46                   46,836.51                   37,171.66
      8/31/1999             34,853.68                   47,486.13                   36,495.14
      9/30/1999             33,648.62                   45,629.42                   35,144.82
     10/31/1999             35,363.25                   48,202.92                   36,838.80
     11/30/1999             35,610.79                   47,918.53                   36,967.73
     12/31/1999             37,270.25                   49,720.26                   38,106.34
      1/31/2000             36,398.13                   48,139.16                   36,494.44
      2/29/2000             35,153.31                   45,130.46                   34,958.03
      3/31/2000             38,577.24                   49,837.57                   38,160.18
      4/30/2000             38,108.78                   49,503.66                   37,736.60
      5/31/2000             37,304.68                   49,657.12                   37,763.02
      6/30/2000             36,815.99                   47,695.66                   37,347.63
      7/31/2000             37,511.81                   48,649.58                   37,179.56
      8/31/2000             39,781.27                   51,913.96                   39,332.26
      9/30/2000             38,587.83                   51,903.58                   38,710.81
     10/31/2000             38,766.32                   52,874.18                   39,020.49
     11/30/2000             36,614.79                   50,167.02                   37,346.52
     12/31/2000             37,705.91                   52,750.62                   38,851.58
      1/31/2001             37,698.37                   54,976.70                   39,174.05
      2/28/2001             35,643.81                   51,331.74                   37,285.86
      3/31/2001             33,940.04                   49,304.14                   35,835.44
      4/30/2001              36,471                       52,647                     37,867

Source: Lipper Analytical Services.      Chart indicates comparative
Past Performance is not indicative of    performance of $10,000 and assumes
future results. Investment return and    reinvestment of all distributions.
principal value will fluctuate so        Performance of the unmanaged average
that shares, when redeemed, may be       and index does not include sales
worth more or less than their original   charge, but includes reinvestment of
cost. The Fund commenced operations      all distributions. The S&P 500/BARRA
on 01/06/98. The performance presented   Value Index contains large U.S.
above includes performance of the        companies with low price-to-book
JPMorgan Growth and Income Fund for      ratios relative to the S&P 500. The
the period 4/30/91 to 1/05/98, and is    Lipper Multi-Cap Value Funds
unadjusted to reflect the expense        Average consists of funds with a
structure of the Select Growth and       variety of market capitalizations.
Income Fund.                             Investors cannot invest directly
                                         in an index.

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES     APRIL 30, 2001 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)


ASSETS:
  Investment in Growth and Income Portfolio, at value (Note 1)                              $ 483,804
  Receivables:
      Fund shares sold                                                                            167
      Other                                                                                         3
                                                                                      -------------------
          Total Assets                                                                        483,974

LIABILITIES:
  Accrued liabilities: (Note 2)
      Administration fees                                                                          38
      Other                                                                                       213
                                                                                      -------------------
          Total Liabilities                                                                       251

NET ASSETS:
  Paid in capital                                                                             429,178
  Accumulated undistributed net investment income                                               2,033
  Accumulated net realized gain on investment transactions                                      1,528
  Net unrealized appreciation of investments                                                   50,984
                                                                                      -------------------
          Total Net Assets                                                                  $ 483,723
                                                                                      ===================

Shares of beneficial interest outstanding
($.001 par value; unlimited number of shares authorized)                                       10,857

Net Asset Value
(maximum offering price and redemption price per share)                                     $   44.55
                                                                                      ===================


                       SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS   FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
(AMOUNTS IN THOUSANDS)


INVESTMENT INCOME:
  Investment income from Portfolio                                                      $       4,537
  Foreign taxes withheld                                                                           (2)
  Expenses from Portfolio                                                                      (1,137)
                                                                                      -------------------
      Total investment income                                                                   3,398
                                                                                      -------------------

EXPENSES: (Note 2)
  Administration fees                                                                             244
  Accounting fees                                                                                   2
  Printing and postage                                                                              9
  Professional fees                                                                                11
  Registration expenses                                                                             2
  Transfer agent fees                                                                               4
  Trustees' fees                                                                                    6
  Other                                                                                             1
                                                                                      -------------------

      Total expenses                                                                              279
                                                                                      -------------------
          Net investment income                                                                 3,119
                                                                                      -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                              2,158
  Change in net unrealized depreciation of investments                                        (37,251)
                                                                                      -------------------
      Net realized and unrealized loss on investments                                         (35,093)
                                                                                      -------------------
  Net decrease in net assets from operations                                            $     (31,974)
                                                                                      ===================


                       SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS     For the periods indicated (unaudited)
(AMOUNTS IN THOUSANDS)


                                                                                     11/01/00           YEAR
                                                                                     through           ENDED
                                                                                    4/30/2001        10/31/2000
                                                                                 ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                           $       3,119     $       4,957
  Net realized gain on investments                                                        2,158            44,730
  Change in net unrealized depreciation of investments                                  (37,251)             (183)
                                                                                 ---------------   ---------------
      Increase (decrease) in net assets from operations                                 (31,974)           49,504
                                                                                 ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                  (5,226)           (1,157)
  Net realized gain on investment transactions                                          (47,888)           (4,914)
                                                                                 ---------------   ---------------
      Total distributions to shareholders                                               (53,114)           (6,071)
                                                                                 ---------------   ---------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                                                            15,269            32,829
  Dividends reinvested                                                                   53,114             6,070
  Cost of shares redeemed                                                               (30,696)         (103,712)
                                                                                 ---------------   ---------------
      Increase (decrease) from capital share transactions                                37,687           (64,813)
                                                                                 ---------------   ---------------
      Total decrease in net assets                                                      (47,401)          (21,380)

NET ASSETS:
  Beginning of period                                                                   531,124           552,504
                                                                                 ---------------   ---------------
  End of period                                                                   $     483,723     $     531,124
                                                                                 ===============   ===============

SHARE TRANSACTIONS:
  Issued                                                                                    334               641
  Reinvested                                                                              1,189               124
  Redeemed                                                                                 (689)           (2,045)
                                                                                 ---------------   ---------------
  Change in shares                                                                          834            (1,280)
                                                                                 ===============   ===============


                       SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SELECT GROWTH AND INCOME FUND
Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------
1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

         Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. JPMorgan Select Growth and Income Fund, formerly Chase Vista Select Growth and Income Fund, ("SGI") or, the "Fund," is a separate series of the Trust.

         The JPMorgan Select Growth and Income Fund utilizes the Master Feeder structure. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objectives as the Fund. As of April 30, 2001, SGI owned 25.20% of the net assets of the Growth and Income Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Financial Statements of the Fund.

         THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE FUND:
         The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. VALUATION OF INVESTMENTS - Investments are recorded in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

         B. INVESTMENT INCOME AND EXPENSES - SGI records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements from the Portfolio.

         C. ORGANIZATION COSTS - Organization and initial registration costs incurred in connection with establishing the Fund have been deferred and are being amortized on a straight line basis over a sixty month period beginning at the commencement of operations of the Fund.

         D. FEDERAL INCOME TAXES - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provisions for Federal income tax or excise tax are necessary.

         E. DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition
                  - "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

JPMorgan SELECT GROWTH AND INCOME FUND
Notes to Financial Statements (continued) (Unaudited)

--------------------------------------------------------------------------------

                  Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

         F. EXPENSES - Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2.       FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

         A. DISTRIBUTION AND SUB-ADMINISTRATION FEES - Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") formerly Vista Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff, and office space for an annual fee of 0.05% of the average daily net assets of the Fund.

         B. ADMINISTRATION FEE - Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from SGI a fee computed at the annual rate equal to 0.05% of the Fund's average daily net assets.

         C. OTHER - Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

3.       CONCENTRATION OF SHAREHOLDERS.

         At April 30, 2001, all shares outstanding for the Fund are owned by the participants in the 401(k) Savings Plan of the Chase Manhattan Bank.

4.       TRUSTEE COMPENSATION.

         The Fund adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent Trustees of the Fund who will have served for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses of $2,182 for the six months ended April 30, 2001 are included in Trustees' fees in the Statement of Operations, and accrued pension liability of $21,073 is included in Other Accrued liabilities in the Statement of Assets and Liabilities.

5.       SUBSEQUENT EVENTS.

         On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Chase Vista Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows:

     FUND NAME       CHASE REIMBURSEMENT         DEFERRED COMPENSATION ROLLOVER
     ---------       --------------------        ------------------------------
     SGI                     $19,685             $31,645

JPMORGAN SELECT GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS     FOR THE PERIODS INDICATED (UNAUDITED)


                                                                       11/01/00         YEAR          YEAR        1/06/98*
                                                                       through          ENDED         ENDED       THROUGH
Per share operating performance                                        04/30/01       10/31/00      10/31/99      10/31/98
                                                                     -------------  ------------  ------------  ------------
Net asset value, beginning of period                                  $   52.99      $  48.88      $  43.51      $  42.00
                                                                     -------------  ------------  ------------  ------------
Income from investment operations:
  Net investment income                                                    0.25          0.49          0.53          0.38
  Net gains or losses on investments (both realized and unrealized)       (3.43)         4.18          5.37          1.47
                                                                     -------------  ------------  ------------  ------------
     Total from investment operations                                     (3.18)         4.67          5.90          1.85
                                                                     -------------  ------------  ------------  ------------
Distributions to shareholders from:
  Dividends from net investment income                                     0.47          0.11          0.53          0.34
  Distributions from capital gains                                         4.79          0.45             -             -
                                                                     -------------  ------------  ------------  ------------
     Total dividends and distributions                                     5.26          0.56          0.53          0.34
                                                                     -------------  ------------  ------------  ------------
Net asset value, end of period                                        $   44.55      $  52.99      $  48.88      $  43.51
                                                                     =============  ============  ============  ============

Total return                                                              (5.92%)        9.63%        13.57%         4.38%

Ratios/supplemental data:
  Net assets, end of period (millions)                                     $484          $531          $553          $518
Ratios to average net assets: #
  Expenses                                                                 0.58%         0.60%         0.59%         0.61%
  Net investment income                                                    1.28%         0.92%         1.08%         1.04%

-----------------

*  Commencement of operations.
#  Short periods have been annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECT GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- 95.8%
--------------------------------------------------------------------------------
                Common Stock -- 95.8%
                ---------------------
                Aerospace -- 1.2%
       387      Boeing Co.                                             $  23,917

                Automotive -- 3.3%
     1,601      Ford Motor Co.                                            47,197
       282      General Motors Corp.                                      15,473
                                                                       ---------
                                                                          62,670
                Banking -- 5.1%
     1,035      Bank of New York Co., Inc.                                51,957
       975      Wells Fargo Co.                                           45,796
                                                                       ---------
                                                                          97,753
                Chemicals -- 2.6%
       346      Dow Chemical Co.                                          11,570
       859      E.I. DuPont de Nemours Co.                                38,832
                                                                       ---------
                                                                          50,402
                Computer Software -- 0.9%
       564      Computer Associates International, Inc.                   18,155

                Computers/Computer Hardware -- 0.9%
       200      Hewlett-Packard Co.                                        5,686
       106      International Business Machines Corp.                     12,205
                                                                       ---------
                                                                          17,891
                Consumer Products -- 3.0%
       978      Philip Morris Companies, Inc.                             48,993
       146      Procter & Gamble Co.                                       8,767
                                                                       ---------
                                                                          57,760
                Diversified -- 3.6%
       800      General Electric Co.                                      38,839
       574      Tyco International LTD (Bermuda)                          30,634
                                                                       ---------
                                                                          69,473
                Electronics/Electrical Equipment -- 0.5%
       140      Emerson                                                    9,331

                Financial Services -- 13.7%
       638      American Express Co.                                      27,077
     2,345      Citigroup, Inc.                                          115,270
       313      Fannie Mae                                                25,145
       696      Merrill Lynch & Co., Inc.                                 42,943
       671      Morgan Stanley Dean Witter & Co.                          42,107
        94      State Street Corp.                                         9,797
                                                                       ---------
                                                                         262,339
                Food/Beverage Products -- 3.5%
       500      Anheuser-Busch Companies, Inc.                            19,995
       390      PepsiCo, Inc.                                             17,086
       678      Sysco Corp.                                               19,065
       200      Unilever NV, New York Shares                              11,224
                                                                       ---------
                                                                          67,370
                Insurance -- 3.3%
       473      American International Group, Inc.                        38,728
       264      Marsh & McLennan Companies, Inc.                          25,431
                                                                       ---------
                                                                          64,159

                       See notes to financial statements.

SELECT GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Machinery & Engineering Equipment -- 2.3%
       600      Caterpillar, Inc.                                      $  30,120
       375      Dover Corp.                                               14,651
                                                                       ---------
                                                                          44,771
                Manufacturing -- 0.9%
       353      Honeywell International, Inc.                             17,255

                Metals/Mining -- 0.9%
       419      Alcoa, Inc.                                               17,355

                Multi-Media -- 4.3%
       219      AOL Time Warner, Inc. *                                   11,060
     1,013      The Walt Disney Co.                                       30,643
       771      Viacom, Inc., Class B *                                   40,147
                                                                       ---------
                                                                          81,850
                Oil & Gas -- 15.4%
       603      Chevron Corp.                                             58,214
     1,283      Exxon Mobil Corp.                                        113,703
       450      Halliburton Co.                                           19,445
       200      Noble Drilling Corp. *                                     9,700
     1,077      Royal Dutch Petroleum Co., N.Y.
                 Registered Shares (Netherlands)                          64,137
       258      Santa Fe International Corp.                               9,804
       303      Schlumberger LTD                                          20,089
                                                                       ---------
                                                                         295,092
                Paper/Forest Products -- 2.7%
       470      International Paper Co.                                   18,432
       308      Weyerhaeuser Co.                                          17,411
       335      Willamette Industries                                     16,298
                                                                       ---------
                                                                          52,141
                Pharmaceuticals -- 6.6%
       836      Abbott Laboratories                                       38,774
       564      American Home Products Corp.                              32,571
       333      Pfizer, Inc.                                              14,419
       788      Pharmacia Corp.                                           41,160
                                                                       ---------
                                                                         126,924
                Restaurants/Food Services -- 0.5%
       340      McDonald's Corp.                                           9,350

                Retailing -- 3.0%
       620      Limited, Inc.                                             10,490
       360      MAY Department Stores Co.                                 13,410
       868      Target Corp.                                              33,375
                                                                       ---------
                                                                          57,275
                Semi-Conductors -- 3.5%
       394      Altera Corp. *                                             9,964
       432      Applied Materials, Inc. *                                 23,587
       350      Intel Corp.                                               10,819
       591      Texas Instruments, Inc.                                   22,872
                                                                       ---------
                                                                          67,242
                Telecommunications -- 8.7%
       719      AT&T Corp.                                                16,022
     1,109      BellSouth Corp.                                           46,534
       786      SBC Communications, Inc.                                  32,414

                       See notes to financial statements.

                                              SELECT GROWTH AND INCOME PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Telecommunications -- Continued
     1,291      Verizon Communications                                 $  71,119
                                                                       ---------
                                                                         166,089
                Telecommunications Equipment -- 1.1%
     1,054      Motorola, Inc.                                            16,390
       297      Nortel Networks Corp. (Canada)                             4,544
                                                                       ---------
                                                                          20,934
                Utilities -- 4.3%
       202      Dominion Resources, Inc.                                  13,835
       568      Duke Energy Corp.                                         26,560
       491      Enron Corp.                                               30,795
       260      TXU Corp.                                                 11,430
                                                                       ---------
                                                                          82,620
--------------------------------------------------------------------------------
                Total Long-Term Investments                            1,840,118
                (Cost $1,576,023)
--------------------------------------------------------------------------------
      Short-Term Investment -- 4.1%
--------------------------------------------------------------------------------


   Principal
    Amount
                Repurchase Agreement -- 4.1%
                ----------------------------
   $77,972      Greenwich Capital Markets, Inc., 4.52%, due 05/01/01,
                  dated 04/30/01, proceeds $77,982, secured by U.S.
                  Government Agency Obligations                           77,972
                (Cost $77,972)
--------------------------------------------------------------------------------
                Total Investments -- 99.9%                            $1,918,090
                (Cost $1,653,995)
--------------------------------------------------------------------------------

                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- 94.7%
--------------------------------------------------------------------------------
                Common Stock -- 94.7%
                ---------------------
                Advertising -- 1.3%
       250      True North Communications, Inc.                        $   9,550

                Aerospace -- 0.5%
       100      Goodrich (B.F.) Co.                                        3,940

                Apparel -- 1.9%
       350      Jones Apparel Group, Inc. *                               13,909

                Banking -- 7.1%
       165      Associated Banc Corp.                                      5,763
       145      Commerce Bancshares, Inc.                                  4,916
       260      Compass Bancshares, Inc.                                   6,016
       290      Cullen/Frost Bankers, Inc.                                 9,279
       220      Firstmerit Corp.                                           5,430
       150      Mercantile Bankshares Corp.                                5,633
       210      TCF Financial Corp.                                        7,986
       150      Zions Bancorp.                                             7,994
                                                                       ---------
                                                                          53,017
                Biotechnology -- 1.7%
        90      Genzyme Corp. - General Division *                         9,807
        40      Protein Design Labs, Inc. *                                2,570
                                                                       ---------
                                                                          12,377
                Business Services -- 7.1%
       225      Affiliated Computer Services, Inc., Class A *             16,200
       370      Concord EFS, Inc. *                                       17,223
       250      Manpower, Inc.                                             8,088
       200      Sungard Data Systems, Inc. *                              11,054
                                                                       ---------
                                                                          52,565
                Chemicals -- 2.5%
       265      Cytec Industries, Inc. *                                   8,668
       135      FMC Corp. *                                                9,678
                                                                       ---------
                                                                          18,346
                Computer Software -- 0.4%
       120      Rational Software Corp. *                                  2,905

                Construction -- 2.7%
       190      American Standard Companies, Inc. *                       11,448
       200      Lennar Corp.                                               8,754
                                                                       ---------
                                                                          20,202
                Electronics/Electrical Equipment -- 5.8%
       150      Amphenol Corp., Class A *                                  6,315
       150      PerkinElmer, Inc.                                         10,037
        80      Sanmina Corp. *                                            2,332
       225      Symbol Technologies, Inc.                                  7,088
       450      Vishay Intertechnology, Inc. *                            11,227
       140      Zebra Technologies Corp., Class A *                        6,056
                                                                       ---------
                                                                          43,055
                Entertainment/Leisure -- 2.8%
       350      Harrah's Entertainment, Inc. *                            12,075
       800      Park Place Entertainment Corp. *                           8,896
                                                                       ---------
                                                                          20,971

                       See notes to financial statements.

                                                        CAPITAL GROWTH PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Financial Services -- 2.0%
       230      A.G. Edwards, Inc.                                     $   9,354
        90      Golden West Financial Corp.                                5,283
                                                                       ---------
                                                                          14,637
                Food/Beverage Products -- 1.6%
       300      Pepsi Bottling Group, Inc.                                12,006

                Health Care/Health Care Services -- 9.8%
       600      Cytyc Corp. *                                             14,129
       320      Dentsply International, Inc.                              12,538
       900      Health Management Associates, Inc., Class A *             16,127
       500      Healthsouth Corp. *                                        7,025
       380      Oxford Health Plans, Inc. *                               11,818
       185      Stryker Corp.                                             10,969
                                                                       ---------
                                                                          72,606
                Hotels/Other Lodging -- 1.0%
       700      Hilton Hotels Corp.                                        7,735

                Insurance -- 6.2%
       450      Ace LTD (Bermuda)                                         16,065
       280      Radian Group, Inc.                                        21,700
       210      Torchmark Corp.                                            7,957
                                                                       ---------
                                                                          45,722
                Internet Services/Software -- 0.7%
       100      TMP Worldwide, Inc. *                                      4,824

                Machinery & Engineering Equipment -- 1.1%
       210      Dover Corp.                                                8,205

                Oil & Gas -- 9.4%
        65      BJ Services Co. *                                          5,346
       240      Cooper Cameron Corp. *                                    15,134
       550      Global Marine, Inc. *                                     15,813
       130      Nicor, Inc.                                                5,095
       140      Noble Drilling Corp. *                                     6,778
       375      Tosco Corp.                                               17,268
       175      Triton Energy LTD (Cayman Islands) *                       4,394
                                                                       ---------
                                                                          69,828
                Pharmaceuticals -- 5.4%
       200      Alza Corp. *                                               9,144
       200      Amerisource Health Corp., Class A *                       10,800
       170      Biovail Corp. International (Canada) *                     6,678
        70      IDEC Pharmaceuticals Corp. *                               3,444
        50      Vertex Pharmaceuticals, Inc. *                             1,928
       160      Watson Pharmaceuticals, Inc. *                             7,968
                                                                       ---------
                                                                          39,962
                Pipelines -- 2.0%
       130      El Paso Corp.                                              8,944
       100      National Fuel Gas Co.                                      5,620
                                                                       ---------
                                                                          14,564
                Printing & Publishing -- 1.0%
       400      A.H. Belo Corp., Class A                                   7,056

                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Real Estate Investment Trust -- 0.9%
       130      Equity Residential Properties Trust                    $   6,824

                Restaurants/Food Services -- 2.4%
       623      Brinker International, Inc. *                             17,866

                Retailing -- 4.6%
       425      BJ's Wholesale Club, Inc. *                               19,252
       125      Federated Department Stores, Inc. *                        5,373
       350      Linens `n Things, Inc. *                                   9,454
                                                                       ---------
                                                                          34,079
                Semi-Conductors -- 4.3%
       305      Altera Corp. *                                             7,713
       300      Intersil Holding Corp. *                                   9,672
       213      Microchip Technology, Inc. *                               6,148
       160      Transwitch Corp. *                                         2,776
       175      Vitesse Semiconductor Corp. *                              5,933
                                                                       ---------
                                                                          32,242
                Shipping/Transportation -- 1.1%
       300      C.H. Robinson Worldwide, Inc.                              8,118

                Telecommunications -- 2.3%
       145      U.S. Cellular Corp. *                                      9,570
       170      Western Wireless Corp., Class A *                          7,570
                                                                       ---------
                                                                          17,140
                Telecommunications Equipment -- 0.8%
        90      Comverse Technology, Inc. *                                6,165

                Utilities -- 4.3%
       175      Alliant Energy Corp.                                       5,460
       160      American Water Works, Inc.                                 4,960
       148      Nisource, Inc.                                             4,412
       200      Scana Corp.                                                5,612
       275      Talisman Energy, Inc. (Canada) *                          11,198
                                                                       ---------
                                                                          31,642
--------------------------------------------------------------------------------
                Total Long-Term Investments                              702,058
                (Cost $550,652)
--------------------------------------------------------------------------------
     Short-Term Investment -- 5.5%
--------------------------------------------------------------------------------


   Principal
    Amount
                Repurchase Agreement -- 5.5%
                ----------------------------
   $40,817      Greenwich Capital Markets, Inc., 4.52%, due 05/01/01,
                  dated 04/30/01, proceeds $40,822, secured by U.S.
                  Government Agency Obligations                           40,817
                (Cost $40,817)
--------------------------------------------------------------------------------
                Total Investments -- 100.2%                            $ 742,875
                (Cost $591,469)
--------------------------------------------------------------------------------

INDEX:
*  -- Non-income producing security.

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

(Amounts in Thousands)

                                                                     Growth and        Capital
                                                                       Income          Growth
                                                                      Portfolio       Portfolio
-----------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value ..........................    $1,918,090        $742,875
      Cash .....................................................            --               1
      Other assets .............................................             7               3
      Receivables:
      Interest and dividends ...................................         2,435             402
-----------------------------------------------------------------------------------------------
             Total Assets ......................................     1,920,532         743,281
-----------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased .......................            --           1,239
      Accrued liabilities:
         Investment advisory fees ..............................           606             228
         Administration fees ...................................            76              28
         Custodian fees ........................................            11              14
         Other .................................................           265             185
-----------------------------------------------------------------------------------------------
             Total Liabilities .................................           958           1,694
-----------------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO INVESTORS'
    BENEFICIAL INTERESTS .......................................    $1,919,574        $741,587
-----------------------------------------------------------------------------------------------
    Cost of investments ........................................    $1,653,995        $591,469
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)

(Amounts in Thousands)

                                                                     Growth and       Capital
                                                                       Income          Growth
                                                                      Portfolio       Portfolio
-----------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividend ...................................................   $  14,691        $  2,688
      Interest ...................................................       3,617             802
      Foreign taxes withheld .....................................          (9)             --
-----------------------------------------------------------------------------------------------
         Total investment income .................................      18,299           3,490
-----------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees ...................................       3,941           1,535
      Administration fees ........................................         493             192
      Custodian fees .............................................          54              43
      Accounting fees ............................................          25              16
      Professional fees ..........................................          20              13
      Trustees' fees .............................................          22               9
      Other ......................................................          31               8
-----------------------------------------------------------------------------------------------
            Total expenses .......................................       4,586           1,816
-----------------------------------------------------------------------------------------------
            Less earnings credit .................................           5              12
-----------------------------------------------------------------------------------------------
         Net expenses ............................................       4,581           1,804
-----------------------------------------------------------------------------------------------
            Net investment income ................................      13,718           1,686
-----------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:

      Net realized gain on investments ...........................      12,316          30,997
      Change in net unrealized depreciation of investments .......    (155,897)        (68,856)
-----------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments ............    (143,581)        (37,859)
-----------------------------------------------------------------------------------------------
      Net decrease in net assets from operations .................   $(129,863)       $(36,173)
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                    Growth and Income           Capital Growth
                                                        Portfolio                  Portfolio
                                                        ---------                  ---------
                                                 11/1/00        Year         11/1/00       Year
                                                 Through        Ended        Through       Ended
                                                 4/30/01      10/31/00       4/30/01     10/31/00
---------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS:
      Net investment income .................   $  13,718     $  25,025     $   1,686     $  4,886
      Net realized gain on investments ......      12,316       322,821        30,997      168,249
      Change in net unrealized appreciation
      (depreciation) of investments .........    (155,897)     (123,018)      (68,856)      39,433
---------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets
        from operations .....................    (129,863)      224,828       (36,173)     212,568
---------------------------------------------------------------------------------------------------
    TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS:
      Contributions .........................     106,568       147,832       159,864      469,249
      Withdrawals ...........................    (264,481)     (789,064)     (245,835)    (759,382)
---------------------------------------------------------------------------------------------------
        Net decrease from transactions in
        investors' beneficial interests .....    (157,913)     (641,232)      (85,971)    (290,133)
---------------------------------------------------------------------------------------------------
          Total decrease in net assets ......    (287,776)     (416,404)     (122,144)     (77,565)

      NET ASSETS:
      Beginning of period ...................   2,207,350     2,623,754       863,731      941,296
---------------------------------------------------------------------------------------------------
      End of period .........................  $1,919,574    $2,207,350     $ 741,587    $ 863,731
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIOS:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. REPURCHASE AGREEMENTS -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolios' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

                                 GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     C. FUTURES CONTRACTS -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

          Index futures contracts are used to control the asset mix of the Portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolios to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolios to unlimited losses.

          The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of April 30, 2001, the Portfolios had no outstanding futures contracts.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     E. FEDERAL INCOME TAXES -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

     F. EXPENSES -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Portfolios. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment advisor, JPMFAM supervises the investments of the Portfolios and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of each Portfolio's average daily net assets.

               Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to the Portfolios, and JPMFAM acted as the sub-investment adviser to each of the Portfolios. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM for each of the Portfolios, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each of the Portfolio's average daily net assets. The Investment Advisory Agreements between each of the Portfolios and Chase have been assigned to JPMFAM.

          B. CUSTODIAN FEES -- Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by each Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Portfolios could have invested the cash balances utilized in connection with the earnings credits arrangements in income producing assets if they had not entered into such arrangements.

          C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

                                 GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

          3.   INVESTMENT TRANSACTIONS

               For the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                                               GIP                  CGP
               ------------------------------------------------------------------------------------------
               Purchases (excluding U.S. Government) ......................  $184,641            $188,200
               Sales (excluding U.S. Government) ..........................   269,131             260,753
               Purchases of U.S. Government ...............................        --                  --
               Sales of U.S. Government ...................................        --                  --

               The portfolio turnover rates of GIP and CGP for the six months ended April 30, 2001, were 10% and 25% respectively.

          4.   FEDERAL INCOME TAX MATTERS


               For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001, are as follows (in thousands):

                                                                               GIP                  CGP
               -------------------------------------------------------------------------------------------
               Aggregate cost .........................................    $1,653,995            $591,469
                                                                           ----------            --------
               Gross unrealized appreciation ..........................    $  340,428            $165,151
               Gross unrealized depreciation ..........................       (76,333)            (13,745)
                                                                           ----------            --------
               Net unrealized appreciation ............................    $  264,095            $151,406
                                                                           ==========            ========

          5.   CONCENTRATIONS

               At April 30, 2001, GIP and CGP invested 22.1% and 15.3% of their respective portfolios in securities issued by financial sector institutions including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial sector.

          6.   TRUSTEE COMPENSATION

               The Portfolios have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2001, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows (in thousands):

                                                                   Accrued
                                              Pension              Pension
                                              Expenses             Liability
               ------------------------------------------------------------
               GIP ........................     $9                  $127
               CGP ........................      4                    57

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

          7.   BANK BORROWINGS

               The Portfolios may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolios have entered into an agreement, enabling them to participate with other JPMorgan Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolios also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

               The Portfolios had no borrowings outstanding at April 30, 2001, nor at any point during the year then ended.

          8.   SUBSEQUENT EVENTS

               On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                                     Deferred
                                                 Chase            Compensation
               Fund Name                     Reimbursement          Rollover
               ---------------------------------------------------------------
               GIP ........................      $128                  $203
               CGP ........................        65                   102